Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Issued capital [member]	Reserve of equity [member]	Reserve of exchange differences on translation [member]	Reserve of gains and losses on remeasuring available-for-sale financial assets [member]	Amount recognised in other comprehensive income and accumulated in equity relating to non-current assets or disposal groups held for sale [member]	Retained earnings [member]	Total
Balance (in shares) at Dec. 31, 2015	69,407,386
Balance at Dec. 31, 2015	$ 262,218	$ 19,993	$ 784	$ 52	$ 836	$ (128,905)	$ 154,142
Statement Line Items [Line Items]
Stock options exercised (in shares)	691,705						691,705
Stock options exercised	$ 6,632	(1,973)					$ 4,659
Stock options exercised cashless (in shares)	325,671
Stock options exercised cashless	$ 3,823	(3,823)
Restricted and performance share units converted (in shares)	38,692
Restricted and performance share units converted	$ 327	(327)
Share based payment		2,263					2,263
Issued for cash (in shares)	10,240,750
Issued for cash	$ 70,654						70,654
Unrealized gain on available-for-sale securities				1,198	1,198		1,198
Gain on sale of available-for-sale securities				(1,152)	(1,152)		(1,152)
Net loss						(55,846)	(55,846)
Total Comprehensive Income (Loss)				46	46	(55,846)	(55,800)
Balance (in shares) at Dec. 31, 2016	80,704,204
Balance at Dec. 31, 2016	$ 343,654	16,133	784	98	882	(184,751)	175,918
Statement Line Items [Line Items]
Stock options exercised (in shares)	45,400
Stock options exercised	$ 398	(115)					283
Stock options exercised cashless (in shares)	127,845
Stock options exercised cashless	$ 554	(554)
Restricted and performance share units converted (in shares)	1,700
Restricted and performance share units converted	$ 13	(13)
Share based payment		2,268					2,268
Issued for cash (in shares)	4,599,641
Issued for cash	$ 47,935						47,935
Unrealized gain on available-for-sale securities				332	332		332
Net loss						(6,497)	(6,497)
Total Comprehensive Income (Loss)				332	332	(6,497)	(6,165)
Balance (in shares) at Dec. 31, 2017	85,478,790
Balance at Dec. 31, 2017	$ 392,554	$ 17,719	$ 784	$ 430	$ 1,214	$ (191,248)	$ 220,239